Accrued Liabilities - Components of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Customer acquisition incentive payables		$ 16,021
Funds payable to marketplace customers	$ 37,002	48,407
Other tax payable	10,942	10,812
Payroll and related liabilities	2,341	2,836
Deferred depository bank incentive	1,172	1,609
Accrued operating expense	4,818	7,197
Borrowing from employees	386	2,996
Professional service fee accruals	928	492
Others	363	297
Accrued liabilities	$ 57,952	$ 90,667